UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

May 31, 2018

AIG-QTLY-0718
1.797921.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
Aptiv PLC	55,900	$5,450
Delphi Technologies PLC	18,633	934
		6,384
Automobiles - 0.2%
Tesla, Inc. (a)	17,060	4,857
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	216,534	12,373
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	56,800	3,776
Compass Group PLC	373,500	8,031
Dunkin' Brands Group, Inc.	31,500	2,017
Marriott International, Inc. Class A	43,201	5,848
McDonald's Corp.	48,300	7,728
Starbucks Corp.	85,200	4,828
U.S. Foods Holding Corp. (a)	183,100	6,533
Wyndham Worldwide Corp.	72,697	7,883
		46,644
Household Durables - 0.2%
Lennar Corp. Class A	50,800	2,628
Newell Brands, Inc.	130,000	3,065
		5,693
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	37,285	60,760
JD.com, Inc. sponsored ADR (a)	284,200	9,998
Netflix, Inc. (a)	41,177	14,478
Wayfair LLC Class A (a)	4,100	379
		85,615
Leisure Products - 0.1%
Mattel, Inc.	147,382	2,287
Media - 1.7%
Charter Communications, Inc. Class A (a)	38,048	9,932
Comcast Corp. Class A	415,000	12,940
DISH Network Corp. Class A (a)	8,100	239
MDC Partners, Inc. Class A (a)	207,793	862
Naspers Ltd. Class N	9,200	2,187
The Walt Disney Co.	183,900	18,293
Time Warner, Inc.	108,900	10,254
		54,707
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	80,600	6,657
Specialty Retail - 1.9%
Home Depot, Inc.	138,509	25,839
L Brands, Inc.	58,304	1,977
Lowe's Companies, Inc.	110,100	10,461
O'Reilly Automotive, Inc. (a)	17,509	4,717
TJX Companies, Inc.	141,465	12,777
Ulta Beauty, Inc. (a)	12,100	2,988
		58,759
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	94,664	6,797
Tapestry, Inc.	58,100	2,540
		9,337

TOTAL CONSUMER DISCRETIONARY		293,313

CONSUMER STAPLES - 4.0%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	38,400	3,601
Constellation Brands, Inc. Class A (sub. vtg.)	27,700	6,179
Dr. Pepper Snapple Group, Inc.	18,200	2,171
Monster Beverage Corp. (a)	76,475	3,912
The Coca-Cola Co.	410,399	17,647
		33,510
Food & Staples Retailing - 0.2%
Kroger Co.	173,316	4,217
Walgreens Boots Alliance, Inc.	56,700	3,538
		7,755
Food Products - 0.6%
Bunge Ltd.	62,200	4,326
Mondelez International, Inc.	242,900	9,539
The Kraft Heinz Co.	47,609	2,737
The Simply Good Foods Co.	73,525	974
TreeHouse Foods, Inc. (a)	58,133	2,785
		20,361
Household Products - 0.5%
Colgate-Palmolive Co.	160,399	10,120
Procter & Gamble Co.	26,800	1,961
Spectrum Brands Holdings, Inc.	37,700	3,004
		15,085
Personal Products - 0.3%
Avon Products, Inc. (a)	597,100	1,075
Coty, Inc. Class A	84,516	1,120
Edgewell Personal Care Co. (a)	36,800	1,609
Estee Lauder Companies, Inc. Class A	15,913	2,378
Unilever NV (Certificaten Van Aandelen) (Bearer)	53,100	2,961
		9,143
Tobacco - 1.3%
Altria Group, Inc.	101,692	5,668
British American Tobacco PLC sponsored ADR	327,973	16,792
Philip Morris International, Inc.	226,681	18,030
		40,490

TOTAL CONSUMER STAPLES		126,344

ENERGY - 4.0%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	134,300	4,645
Hess Midstream Partners LP	37,800	792
Liberty Oilfield Services, Inc. Class A (a)(b)	59,000	1,254
NCS Multistage Holdings, Inc. (a)	99,700	1,517
Oceaneering International, Inc.	41,429	987
Tenaris SA sponsored ADR	10,900	391
		9,586
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	117,111	8,174
Black Stone Minerals LP	70,100	1,276
Boardwalk Pipeline Partners, LP	270,200	2,861
BP PLC sponsored ADR	46,800	2,144
Cabot Oil & Gas Corp.	120,915	2,763
Centennial Resource Development, Inc.:
Class A (a)	35,500	625
Class A (a)(c)	52,300	920
Chevron Corp.	60,076	7,467
ConocoPhillips Co.	167,000	11,254
Devon Energy Corp.	213,900	8,892
EOG Resources, Inc.	87,200	10,273
Extraction Oil & Gas, Inc. (a)	104,390	1,770
Exxon Mobil Corp.	170,291	13,834
Marathon Petroleum Corp.	14,400	1,138
Parsley Energy, Inc. Class A (a)	144,100	4,248
Phillips 66 Co.	74,674	8,699
Pioneer Natural Resources Co.	33,300	6,430
PrairieSky Royalty Ltd.	84,300	1,738
Reliance Industries Ltd.	151,086	2,064
Suncor Energy, Inc.	174,855	6,964
Valero Energy Corp.	80,600	9,769
Whiting Petroleum Corp. (a)	32,500	1,704
		115,007

TOTAL ENERGY		124,593

FINANCIALS - 8.9%
Banks - 4.1%
Bank of America Corp.	1,336,791	38,820
Citigroup, Inc.	390,630	26,051
First Horizon National Corp.	228,200	4,231
Huntington Bancshares, Inc.	1,270,045	18,886
KeyCorp	274,200	5,330
PNC Financial Services Group, Inc.	66,300	9,508
Synovus Financial Corp.	24,039	1,301
Wells Fargo & Co.	445,600	24,058
		128,185
Capital Markets - 1.6%
BlackRock, Inc. Class A	14,390	7,688
Cboe Global Markets, Inc.	21,772	2,124
E*TRADE Financial Corp. (a)	176,710	11,195
Goldman Sachs Group, Inc.	61,700	13,937
Northern Trust Corp.	46,800	4,798
Oaktree Capital Group LLC Class A	23,299	954
State Street Corp.	7,300	702
TD Ameritrade Holding Corp.	107,000	6,334
TPG Pace Energy Holdings Corp. (a)	42,400	445
Virtu Financial, Inc. Class A	32,400	1,006
		49,183
Consumer Finance - 1.4%
Capital One Financial Corp.	280,409	26,358
OneMain Holdings, Inc. (a)	204,400	6,649
SLM Corp. (a)	521,957	5,966
Synchrony Financial	193,400	6,697
		45,670
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,872
Class B (a)	6,400	1,226
KBC Ancora	24,048	1,348
Kimbell Royalty Partners LP	64,600	1,402
		6,848
Insurance - 1.6%
American International Group, Inc.	251,900	13,298
Hartford Financial Services Group, Inc.	115,300	6,034
Marsh & McLennan Companies, Inc.	34,753	2,793
MetLife, Inc.	298,900	13,746
The Travelers Companies, Inc.	106,000	13,623
WMI Holdings Corp. (a)	4,527	6
		49,500

TOTAL FINANCIALS		279,386

HEALTH CARE - 9.2%
Biotechnology - 1.8%
AbbVie, Inc.	812	80
Alexion Pharmaceuticals, Inc. (a)	54,564	6,337
Amgen, Inc.	123,779	22,233
Biogen, Inc. (a)	46,875	13,779
Sarepta Therapeutics, Inc. (a)	29,500	2,769
Vertex Pharmaceuticals, Inc. (a)	64,800	9,979
		55,177
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	315,200	19,394
Align Technology, Inc. (a)	7,900	2,622
Baxter International, Inc.	165,200	11,703
Becton, Dickinson & Co.	76,600	16,974
Boston Scientific Corp. (a)	594,655	18,072
Intuitive Surgical, Inc. (a)	24,400	11,216
ResMed, Inc.	56,000	5,757
Wright Medical Group NV (a)	122,446	3,056
		88,794
Health Care Providers & Services - 2.4%
CVS Health Corp.	87,417	5,541
DaVita HealthCare Partners, Inc. (a)	79,700	5,327
Henry Schein, Inc. (a)	85,988	5,950
Humana, Inc.	45,200	13,152
McKesson Corp.	12,700	1,803
Molina Healthcare, Inc. (a)	58,000	4,926
UnitedHealth Group, Inc.	161,394	38,978
		75,677
Health Care Technology - 0.0%
Inovalon Holdings, Inc. Class A (a)	31,900	332
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	116,800	7,232
Thermo Fisher Scientific, Inc.	66,290	13,806
		21,038
Pharmaceuticals - 1.5%
Allergan PLC	17,919	2,702
AstraZeneca PLC sponsored ADR	205,700	7,617
Bristol-Myers Squibb Co.	284,994	14,996
Jazz Pharmaceuticals PLC (a)	42,000	7,098
Merck & Co., Inc.	12,500	744
Mylan NV (a)	135,100	5,196
Nektar Therapeutics (a)	10,400	835
Perrigo Co. PLC	19,700	1,441
Roche Holding AG (participation certificate)	25,499	5,467
		46,096

TOTAL HEALTH CARE		287,114

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	12,490	3,929
Northrop Grumman Corp.	27,017	8,841
Orbital ATK, Inc.	41,722	5,579
Raytheon Co.	37,340	7,823
Rockwell Collins, Inc.	67,000	9,213
The Boeing Co.	23,490	8,272
United Technologies Corp.	130,728	16,317
		59,974
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	59,495	6,909
Airlines - 0.3%
American Airlines Group, Inc.	216,015	9,405
Building Products - 0.2%
Allegion PLC	57,140	4,367
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	3,400	216
Construction & Engineering - 0.5%
AECOM (a)	495,544	16,353
Electrical Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	298,602	15,256
Sunrun, Inc.(a)(b)	1,122,461	13,582
Vivint Solar, Inc. (a)(b)	672,574	2,690
		31,528
Industrial Conglomerates - 0.5%
3M Co.	9,520	1,878
General Electric Co.	627,800	8,839
Honeywell International, Inc.	33,270	4,921
		15,638
Machinery - 0.1%
Cactus, Inc. (a)	21,881	738
Minebea Mitsumi, Inc.	179,500	3,387
		4,125
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	2,716	4,050
Professional Services - 0.6%
Nielsen Holdings PLC	417,320	12,591
WageWorks, Inc. (a)	94,700	4,494
		17,085
Road & Rail - 1.0%
CSX Corp.	303,459	19,619
Norfolk Southern Corp.	79,490	12,055
		31,674
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	333,527	13,585

TOTAL INDUSTRIALS		214,909

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 0.0%
Finisar Corp. (a)(b)	8,900	144
Electronic Equipment & Components - 0.1%
Jabil, Inc.	96,582	2,731
Samsung SDI Co. Ltd.	2,758	512
		3,243
Internet Software & Services - 5.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	99,700	19,742
Alphabet, Inc. Class C (a)	53,699	58,263
ANGI Homeservices, Inc. Class A (a)(b)	294,120	4,429
Facebook, Inc. Class A (a)	210,913	40,449
GoDaddy, Inc. (a)	21,000	1,503
Hortonworks, Inc. (a)	163,600	2,909
IAC/InterActiveCorp (a)	13,300	2,063
MercadoLibre, Inc.	8,700	2,530
MINDBODY, Inc. (a)	352,026	13,870
NetEase, Inc. ADR	22,900	5,229
Shopify, Inc. Class A (a)	17,700	2,626
Tencent Holdings Ltd.	29,600	1,511
Yext, Inc. (a)	269,489	4,147
		159,271
IT Services - 1.2%
Alliance Data Systems Corp.	66,800	14,083
DXC Technology Co.	56,147	5,172
FleetCor Technologies, Inc. (a)	50,700	10,107
Leidos Holdings, Inc.	53,300	3,201
PayPal Holdings, Inc. (a)	63,800	5,236
		37,799
Semiconductors & Semiconductor Equipment - 2.8%
Acacia Communications, Inc. (a)(b)	59,528	1,925
Advanced Micro Devices, Inc. (a)	379,500	5,211
Analog Devices, Inc.	47,600	4,626
Broadcom, Inc.	55,700	14,040
Cirrus Logic, Inc. (a)	18,700	701
Inphi Corp. (a)	4,462	151
MACOM Technology Solutions Holdings, Inc. (a)	187,180	4,221
Marvell Technology Group Ltd.	355,600	7,660
Micron Technology, Inc. (a)	132,787	7,647
NVIDIA Corp.	81,900	20,654
NXP Semiconductors NV (a)	4,300	490
ON Semiconductor Corp. (a)	175,836	4,419
Qualcomm, Inc.	215,115	12,502
Semtech Corp. (a)	56,800	2,749
		86,996
Software - 5.7%
Activision Blizzard, Inc.	181,000	12,835
Adobe Systems, Inc. (a)	16,754	4,176
Autodesk, Inc. (a)	120,241	15,523
Avast PLC (d)	94,700	277
Citrix Systems, Inc. (a)	255,800	27,018
HubSpot, Inc. (a)	13,578	1,646
Micro Focus International PLC	30,400	539
Microsoft Corp.	642,900	63,555
Nuance Communications, Inc. (a)	828,100	11,188
Oracle Corp.	214,000	9,998
Parametric Technology Corp. (a)	54,300	4,683
Red Hat, Inc. (a)	37,300	6,058
Salesforce.com, Inc. (a)	118,789	15,363
Symantec Corp.	55,100	1,145
Talend SA ADR (a)	9,500	539
Totvs SA	134,000	1,009
Workday, Inc. Class A (a)	11,900	1,558
Zendesk, Inc. (a)	18,790	1,050
Zscaler, Inc. (a)	11,700	307
		178,467
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	162,332	30,335

TOTAL INFORMATION TECHNOLOGY		496,255

MATERIALS - 1.8%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	13,900	2,244
DowDuPont, Inc.	290,217	18,606
FMC Corp.	11,900	1,036
Linde AG	15,100	3,460
LyondellBasell Industries NV Class A	66,503	7,456
Olin Corp.	129,700	4,193
Platform Specialty Products Corp. (a)	246,300	2,970
The Chemours Co. LLC	144,500	7,079
Tronox Ltd. Class A	3,900	72
Westlake Chemical Corp.	16,870	1,952
		49,068
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,600	1,248
Summit Materials, Inc.	20,200	574
		1,822
Containers & Packaging - 0.0%
Packaging Corp. of America	8,400	987
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	119,300	2,016
Newmont Mining Corp.	21,600	841
Nucor Corp.	20,200	1,297
		4,154

TOTAL MATERIALS		56,031

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent Class A	57,700	1,149
American Tower Corp.	79,650	11,021
Ant International Co. Ltd.(c)(e)(f)	463,804	2,602
Boston Properties, Inc.	34,800	4,238
Cedar Realty Trust, Inc.	191,100	839
Colony NorthStar, Inc.	86,791	511
Corporate Office Properties Trust (SBI)	84,100	2,346
Corrections Corp. of America	17,500	377
DDR Corp.	30,450	463
Equinix, Inc.	12,700	5,040
Equity Lifestyle Properties, Inc.	15,700	1,427
Front Yard Residential Corp. Class B	219,010	2,304
Gaming & Leisure Properties	47,000	1,650
General Growth Properties, Inc.	30,900	627
Healthcare Trust of America, Inc.	38,500	988
Outfront Media, Inc.	69,212	1,373
Pennsylvania Real Estate Investment Trust (SBI) (b)	49,000	539
Prologis, Inc.	78,700	5,064
Public Storage	32,500	6,885
Spirit Realty Capital, Inc.	227,900	1,996
Store Capital Corp.	91,200	2,444
Sun Communities, Inc.	5,742	555
The Macerich Co.	14,800	823
VEREIT, Inc.	95,400	683
		55,944
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	36,248	1,674

TOTAL REAL ESTATE		57,618

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	408,029	13,187
Verizon Communications, Inc.	319,304	15,221
Zayo Group Holdings, Inc. (a)	54,100	1,883
		30,291
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	40,000	2,228

TOTAL TELECOMMUNICATION SERVICES		32,519

UTILITIES - 1.8%
Electric Utilities - 1.1%
Edison International	14,100	876
Eversource Energy	35,800	2,043
Exelon Corp.	201,500	8,340
FirstEnergy Corp.	114,300	3,934
Great Plains Energy, Inc.	49,600	1,683
NextEra Energy, Inc.	68,700	11,391
PG&E Corp.	46,975	2,035
PPL Corp.	149,300	4,079
		34,381
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	155,600	5,326
The AES Corp.	287,449	3,665
		8,991
Multi-Utilities - 0.4%
Dominion Resources, Inc.	82,649	5,305
Public Service Enterprise Group, Inc.	73,600	3,899
SCANA Corp.	6,000	218
Sempra Energy	32,924	3,507
		12,929

TOTAL UTILITIES		56,301

TOTAL COMMON STOCKS
(Cost $1,601,532)		2,024,383

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $484)	33,600	410
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 8.0%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	350	351
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,508	1,509
3.45% 4/10/22	1,250	1,236
3.5% 7/10/19	400	403
4% 1/15/25	494	485
4.2% 3/1/21	795	810
4.25% 5/15/23	200	203
		4,997
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249	257
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	128	128
Media - 0.4%
21st Century Fox America, Inc. 7.75% 12/1/45	621	907
AOL Time Warner, Inc. 2.95% 7/15/26	2,000	1,820
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	721
4.908% 7/23/25	475	483
5.375% 5/1/47	2,061	1,914
6.484% 10/23/45	250	266
Time Warner Cable, Inc.:
4% 9/1/21	630	633
4.5% 9/15/42	139	117
5.5% 9/1/41	206	197
5.875% 11/15/40	500	504
6.55% 5/1/37	2,604	2,825
6.75% 7/1/18	439	440
7.3% 7/1/38	725	855
8.25% 4/1/19	700	730
		12,412

TOTAL CONSUMER DISCRETIONARY		17,794

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,395
3.3% 2/1/23	1,517	1,508
4.7% 2/1/36	1,436	1,473
4.9% 2/1/46	1,642	1,704
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	944	937
Molson Coors Brewing Co. 5% 5/1/42	2,720	2,722
		9,739
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	245
3.3% 11/18/21	291	291
		536
Tobacco - 0.2%
Altria Group, Inc. 4% 1/31/24	212	216
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (d)	589	589
4.25% 7/21/25 (d)	589	589
Reynolds American, Inc.:
2.3% 6/12/18	258	258
3.25% 6/12/20	115	115
4% 6/12/22	395	399
4.45% 6/12/25	287	290
5.7% 8/15/35	149	163
5.85% 8/15/45	1,140	1,266
6.15% 9/15/43	500	572
7.25% 6/15/37	409	521
		4,978

TOTAL CONSUMER STAPLES		15,253

ENERGY - 1.2%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	514
6.5% 4/1/20	92	97
Halliburton Co.:
3.8% 11/15/25	348	347
4.85% 11/15/35	304	320
Noble Holding International Ltd.:
7.7% 4/1/25 (g)	260	237
8.7% 4/1/45 (g)	251	221
		1,736
Oil, Gas & Consumable Fuels - 1.2%
Amerada Hess Corp. 7.875% 10/1/29	376	461
Anadarko Finance Co. 7.5% 5/1/31	995	1,248
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	932
5.55% 3/15/26	889	962
6.45% 9/15/36	143	168
6.6% 3/15/46	660	819
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619	616
5.85% 2/1/35	353	402
Cenovus Energy, Inc. 4.25% 4/15/27	818	786
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	110	110
3.3% 6/1/20	536	535
4.5% 6/1/25	164	165
DCP Midstream LLC:
4.75% 9/30/21 (d)	364	369
5.35% 3/15/20 (d)	1,027	1,053
DCP Midstream Operating LP:
3.875% 3/15/23	164	158
5.6% 4/1/44	146	139
Duke Energy Field Services 6.45% 11/3/36 (d)	375	398
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	350	347
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	114	113
3.9% 5/15/24 (g)	121	118
Enbridge Energy Partners LP:
4.2% 9/15/21	438	443
4.375% 10/15/20	411	420
Enbridge, Inc.:
4.25% 12/1/26	248	249
5.5% 12/1/46	286	312
EnLink Midstream Partners LP 2.7% 4/1/19	572	570
Enterprise Products Operating LP:
2.55% 10/15/19	85	84
3.7% 2/15/26	600	590
3.75% 2/15/25	285	285
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	299	299
6.55% 9/15/40	67	74
Kinder Morgan, Inc. 5% 2/15/21 (d)	376	389
Marathon Petroleum Corp. 5.125% 3/1/21	215	225
MPLX LP 4.875% 12/1/24	448	467
Nakilat, Inc. 6.067% 12/31/33 (d)	279	308
Petrobras Global Finance BV:
4.375% 5/20/23	596	565
5.625% 5/20/43	569	475
7.25% 3/17/44	2,755	2,590
Petroleos Mexicanos:
3.5% 1/30/23	285	267
4.5% 1/23/26	1,314	1,224
4.625% 9/21/23	1,040	1,019
4.875% 1/24/22	237	238
4.875% 1/18/24	410	402
5.375% 3/13/22	385	395
5.5% 1/21/21	369	379
5.5% 6/27/44	207	173
5.625% 1/23/46	1,649	1,395
6% 3/5/20	112	116
6.35% 2/12/48 (d)	725	660
6.375% 1/23/45	2,366	2,161
6.5% 3/13/27	720	733
6.5% 6/2/41	661	616
6.75% 9/21/47	1,173	1,108
6.875% 8/4/26	700	738
8% 5/3/19	204	211
Phillips 66 Co. 4.3% 4/1/22	338	350
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	173	171
Southwestern Energy Co. 6.7% 1/23/25 (g)	324	318
The Williams Companies, Inc.:
3.7% 1/15/23	116	113
4.55% 6/24/24	1,308	1,313
Western Gas Partners LP:
4.5% 3/1/28	500	496
4.65% 7/1/26	1,466	1,476
5.375% 6/1/21	724	753
Williams Partners LP:
3.6% 3/15/22	516	514
3.9% 1/15/25	178	174
4% 11/15/21	236	239
4.3% 3/4/24	868	875
4.5% 11/15/23	257	263
		37,176

TOTAL ENERGY		38,912

FINANCIALS - 3.4%
Banks - 1.7%
Bank of America Corp.:
2.6% 1/15/19	94	94
3.004% 12/20/23 (g)	3,745	3,635
3.3% 1/11/23	1,500	1,487
3.419% 12/20/28 (g)	758	716
3.5% 4/19/26	739	716
3.705% 4/24/28 (g)	996	960
3.95% 4/21/25	493	484
4.2% 8/26/24	750	756
4.25% 10/22/26	418	418
Barclays PLC:
2.75% 11/8/19	356	354
3.25% 1/12/21	650	643
4.375% 1/12/26	883	859
5.2% 5/12/26	200	196
Citigroup, Inc.:
2.7% 10/27/22	2,728	2,631
3.875% 3/26/25	3,000	2,915
4.05% 7/30/22	151	153
4.3% 11/20/26	1,000	987
5.5% 9/13/25	619	662
Citizens Bank NA 2.55% 5/13/21	250	245
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	216	217
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	552
3.75% 3/26/25	1,750	1,689
3.8% 9/15/22	930	931
3.8% 6/9/23	1,257	1,247
Discover Bank:
3.35% 2/6/23	490	481
4.2% 8/8/23	259	262
Fifth Third Bancorp:
2.875% 7/27/20	4,000	3,983
8.25% 3/1/38	94	130
HSBC Holdings PLC 4.25% 3/14/24	200	201
Huntington Bancshares, Inc. 7% 12/15/20	97	105
Huntington National Bank 2.4% 4/1/20	4,000	3,952
Intesa Sanpaolo SpA:
5.017% 6/26/24 (d)	617	563
5.71% 1/15/26 (d)	1,211	1,117
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,892
2.95% 10/1/26	1,486	1,383
3.875% 9/10/24	2,768	2,741
4.125% 12/15/26	2,610	2,596
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	502
Rabobank Nederland 4.375% 8/4/25	955	940
Regions Bank 6.45% 6/26/37	652	781
Regions Financial Corp. 3.2% 2/8/21	415	414
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,144	3,191
6% 12/19/23	874	928
6.1% 6/10/23	1,190	1,264
6.125% 12/15/22	2,124	2,247
Synchrony Bank 3% 6/15/22	667	643
		53,863
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	641	623
4.25% 2/15/24	466	475
Credit Suisse Group AG 3.869% 1/12/29 (d)(g)	616	580
Deutsche Bank AG 4.5% 4/1/25	1,821	1,632
Deutsche Bank AG New York Branch:
3.15% 1/22/21	995	973
3.3% 11/16/22	1,360	1,293
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (g)	5,456	5,321
3.2% 2/23/23	2,200	2,154
3.691% 6/5/28 (g)	2,000	1,901
6.75% 10/1/37	2,000	2,399
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	229
Lazard Group LLC 4.25% 11/14/20	324	331
Moody's Corp.:
3.25% 1/15/28	353	334
4.875% 2/15/24	331	349
Morgan Stanley:
3.125% 1/23/23	5,700	5,572
3.125% 7/27/26	4,572	4,281
3.7% 10/23/24	342	339
3.737% 4/24/24 (g)	1,600	1,595
4.875% 11/1/22	687	716
5% 11/24/25	93	97
5.75% 1/25/21	268	285
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	500	492
Thomson Reuters Corp. 3.85% 9/29/24	319	316
UBS AG Stamford Branch 2.35% 3/26/20	300	296
UBS Group Funding Ltd. 4.125% 9/24/25 (d)	682	679
		33,262
Consumer Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	247	242
Capital One Financial Corp. 3.8% 1/31/28	684	651
Discover Financial Services:
3.85% 11/21/22	462	460
3.95% 11/6/24	1,283	1,259
4.1% 2/9/27	748	724
5.2% 4/27/22	42	44
Ford Motor Credit Co. LLC 2.875% 10/1/18	400	400
Hyundai Capital America 2.875% 8/9/18 (d)	163	163
Synchrony Financial:
3% 8/15/19	140	140
3.75% 8/15/21	211	211
3.95% 12/1/27	463	430
4.25% 8/15/24	213	210
		4,934
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (d)	172	171
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	810
3.85% 2/1/25	450	437
3.875% 8/15/22	738	737
4.125% 6/15/26	298	289
Voya Financial, Inc. 3.125% 7/15/24	427	405
		2,849
Insurance - 0.3%
AIA Group Ltd. 2.25% 3/11/19 (d)	200	198
American International Group, Inc.:
3.3% 3/1/21	346	347
3.75% 7/10/25	1,024	999
4.875% 6/1/22	630	661
Aon Corp. 5% 9/30/20	133	138
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (d)(g)(h)	12	12
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	421	439
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	243
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	629	606
MetLife, Inc. 4.75% 2/8/21	106	110
Metropolitan Life Global Funding I 3% 1/10/23 (d)	223	219
Pacific LifeCorp 5.125% 1/30/43 (d)	941	1,003
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
7.375% 6/15/19	2,734	2,859
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	505	543
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	120	120
4.125% 11/1/24 (d)	174	175
Unum Group:
3.875% 11/5/25	658	645
4% 3/15/24	600	602
5.625% 9/15/20	270	284
5.75% 8/15/42	758	818
		11,072

TOTAL FINANCIALS		105,980

HEALTH CARE - 0.6%
Biotechnology - 0.0%
AbbVie, Inc. 2.9% 11/6/22	904	882
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	129	128
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	52	50
CVS Health Corp.:
3.7% 3/9/23	300	299
3.875% 7/20/25	532	523
4.1% 3/25/25	1,886	1,887
4.3% 3/25/28	2,190	2,173
4.78% 3/25/38	975	967
5.05% 3/25/48	1,433	1,462
HCA Holdings, Inc.:
3.75% 3/15/19	375	377
4.25% 10/15/19	1,330	1,343
6.5% 2/15/20	2,750	2,874
Medco Health Solutions, Inc. 4.125% 9/15/20	259	264
		12,219
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	99	101
Pharmaceuticals - 0.2%
Actavis Funding SCS:
3% 3/12/20	466	464
3.45% 3/15/22	810	799
Mylan N.V. 4.55% 4/15/28 (d)	711	693
Mylan NV:
2.5% 6/7/19	359	357
3.15% 6/15/21	734	726
3.95% 6/15/26	362	345
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,631	1,569
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	478
2.8% 7/21/23	372	318
3.15% 10/1/26	443	358
Zoetis, Inc. 3.25% 2/1/23	138	136
		6,243

TOTAL HEALTH CARE		19,573

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (d)	309	319
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	0	0
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 9/4/18	589	589
3% 9/15/23	84	80
3.375% 6/1/21	369	368
3.75% 2/1/22	505	507
3.875% 4/1/21	303	306
4.25% 9/15/24	336	337
4.75% 3/1/20	338	347
		2,534

TOTAL INDUSTRIALS		2,853

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	351
4.25% 11/15/20	116	119
		470
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (d)(g)	258	269
6.75% 10/19/75 (d)(g)	641	697
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (d)	253	241
4.5% 8/1/47 (d)	255	249
Vale Overseas Ltd. 4.375% 1/11/22	64	64
		1,520

TOTAL MATERIALS		1,990

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	83
4.6% 4/1/22	138	143
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
American Tower Corp. 2.8% 6/1/20	500	495
AvalonBay Communities, Inc. 3.625% 10/1/20	160	162
Boston Properties, Inc. 3.85% 2/1/23	432	436
Camden Property Trust:
2.95% 12/15/22	135	132
4.25% 1/15/24	304	311
Corporate Office Properties LP 5% 7/1/25	2,214	2,275
DDR Corp.:
3.625% 2/1/25	270	257
4.25% 2/1/26	758	745
4.625% 7/15/22	247	255
Duke Realty LP:
3.625% 4/15/23	180	179
3.75% 12/1/24	160	158
3.875% 10/15/22	310	314
Equity One, Inc. 3.75% 11/15/22	400	399
ERP Operating LP:
2.375% 7/1/19	246	244
4.75% 7/15/20	265	274
Government Properties Income Trust 3.75% 8/15/19	1,800	1,805
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,213
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	879
4.5% 1/15/25	320	312
4.5% 4/1/27	3,808	3,624
4.75% 1/15/28	931	897
4.95% 4/1/24	123	125
5.25% 1/15/26	731	734
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	94
5% 12/15/23	67	68
Weingarten Realty Investors 3.375% 10/15/22	68	67
WP Carey, Inc. 4% 2/1/25	995	968
		17,749
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,332	1,337
3.95% 11/15/27	709	681
4.1% 10/1/24	401	397
4.55% 10/1/29	441	436
Digital Realty Trust LP:
3.4% 10/1/20	639	641
3.95% 7/1/22	411	417
4.75% 10/1/25	459	475
5.25% 3/15/21	201	210
Liberty Property LP:
3.375% 6/15/23	185	182
4.125% 6/15/22	177	181
4.4% 2/15/24	418	428
4.75% 10/1/20	394	406
Mack-Cali Realty LP:
3.15% 5/15/23	426	378
4.5% 4/18/22	108	105
Post Apartment Homes LP 3.375% 12/1/22	70	69
Tanger Properties LP:
3.125% 9/1/26	367	331
3.75% 12/1/24	300	288
3.875% 12/1/23	160	157
Ventas Realty LP:
3.125% 6/15/23	189	184
3.5% 2/1/25	189	182
4% 3/1/28	366	354
4.125% 1/15/26	192	190
4.375% 2/1/45	85	79
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	1,250	1,281
		9,389

TOTAL REAL ESTATE		27,138

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.45% 6/30/20	380	375
3.6% 2/17/23	918	911
4.45% 4/1/24	79	81
4.5% 3/9/48	2,250	1,989
5.875% 10/1/19	440	457
Verizon Communications, Inc.:
2.625% 2/21/20	362	360
5.012% 4/15/49	225	220
5.012% 8/21/54	1,641	1,564
5.5% 3/16/47	1,053	1,109
		7,066
UTILITIES - 0.4%
Electric Utilities - 0.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	344	325
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,353
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	273	292
6.4% 9/15/20 (d)	850	904
Eversource Energy 2.8% 5/1/23	435	421
FirstEnergy Corp.:
4.25% 3/15/23	1,949	1,987
7.375% 11/15/31	608	799
FirstEnergy Solutions Corp. 6.05% 8/15/21 (i)	649	328
IPALCO Enterprises, Inc.:
3.45% 7/15/20	944	935
3.7% 9/1/24	326	316
LG&E and KU Energy LLC 3.75% 11/15/20	49	50
NV Energy, Inc. 6.25% 11/15/20	115	123
Progress Energy, Inc. 4.4% 1/15/21	823	843
TECO Finance, Inc. 5.15% 3/15/20	141	146
		8,822
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	125
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	176	174
2.7% 6/15/21	173	169
3.55% 6/15/26	277	263
		606
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (g)(h)	823	782
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (g)(h)	26	25
NiSource Finance Corp. 6.8% 1/15/19	104	107
Puget Energy, Inc.:
6% 9/1/21	457	490
6.5% 12/15/20	147	158
Sempra Energy 2.875% 10/1/22	1,154	1,128
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (g)(h)	21	21
		2,711

TOTAL UTILITIES		12,264

TOTAL NONCONVERTIBLE BONDS
(Cost $251,563)		248,897

U.S. Government and Government Agency Obligations - 12.6%
U.S. Treasury Inflation-Protected Obligations - 2.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$6,202	$5,929
0.875% 2/15/47	4,549	4,478
1% 2/15/46	1,938	1,968
1.375% 2/15/44	7,014	7,734
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	6,004	5,833
0.125% 7/15/26	5,549	5,303
0.25% 1/15/25	4,132	4,017
0.375% 7/15/25	5,777	5,668
0.375% 1/15/27	6,261	6,066
0.375% 7/15/27	6,886	6,678
0.625% 1/15/26	14,704	14,602

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		68,276

U.S. Treasury Obligations - 10.4%
U.S. Treasury Bills, yield at date of purchase 1.8% to 1.82% 7/26/18 (j)	3,400	3,391
U.S. Treasury Bonds:
2.75% 11/15/47	8,820	8,354
3% 5/15/45	5,443	5,431
3% 11/15/45	10,645	10,617
3% 2/15/47	14,876	14,828
3% 5/15/47	5,070	5,049
3% 2/15/48	1,440	1,435
U.S. Treasury Notes:
1.125% 2/28/19	10,000	9,919
1.25% 3/31/21	16,608	16,024
1.25% 10/31/21	27,019	25,827
1.75% 6/30/22	3,208	3,097
1.875% 3/31/22	48,229	46,897
1.875% 9/30/22	26,090	25,254
2% 12/31/21	61,728	60,416
2.125% 12/31/22	12,187	11,899
2.125% 7/31/24	19,110	18,418
2.125% 11/30/24	15,278	14,682
2.25% 12/31/24	21,866	21,166
2.25% 11/15/27	9,150	8,686
2.5% 3/31/23	5,514	5,468
2.75% 2/15/28	7,670	7,598

TOTAL U.S. TREASURY OBLIGATIONS		324,456

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $402,078)		392,732

U.S. Government Agency - Mortgage Securities - 0.1%
Fannie Mae - 0.1%
3.5% 6/1/48(f)	1,200	1,196
4.5% 6/1/48(f)	750	783
4.5% 7/1/48(f)	450	469
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,454)		2,448

Asset-Backed Securities - 0.1%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (d)	$717	$716
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	1,280	1,303
Class AA, 2.487% 12/16/41 (d)	294	289
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	311	311
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	24	25
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)	530	519
Class A2II, 4.03% 11/20/47 (d)	900	888
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.7847% 3/25/34 (g)(h)	0	0
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (d)(g)(h)	8	8
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (d)(g)(h)	3	3
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (d)(g)(h)	5	4
Class D, 1 month U.S. LIBOR + 0.750% 2.6687% 11/15/34 (d)(g)(h)	2	2
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (g)(h)	43	32
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.4697% 9/25/35 (g)(h)	65	64
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2047% 1/25/36 (g)(h)	67	67
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (g)(h)	1	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (g)(h)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8846% 4/6/42 (d)(e)(g)(h)	58	36
TOTAL ASSET-BACKED SECURITIES
(Cost $4,123)		4,269

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.5197% 1/25/35 (g)(h)	16	16
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (g)(h)	10	10
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/35 (g)(h)	14	14
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (g)(h)	1	1

TOTAL PRIVATE SPONSOR		41

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	521	514
Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	518	516

TOTAL U.S. GOVERNMENT AGENCY		1,030

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,073)		1,071

Commercial Mortgage Securities - 0.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (g)(l)	2	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1721% 12/25/33(d)(g)(h)	1	1
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (d)(g)(h)	23	22
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36 (d)(g)(h)	1	1
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (d)(g)(h)	8	7
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (d)(g)(h)	2	2
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (d)(g)(h)	3	3
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (d)(g)(h)	2	2
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (d)(g)(h)	2	1
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (d)(g)(h)	2	1
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.3271% 10/25/36 (d)(g)(h)	1	1
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (d)(g)(h)	12	12
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (d)(g)(h)	13	13
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (d)(g)(h)	12	12
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (d)(g)(h)	4	4
Class M2, 1 month U.S. LIBOR + 0.410% 2.2815% 7/25/37 (d)(g)(h)	2	2
Class M3, 1 month U.S. LIBOR + 0.490% 2.3615% 7/25/37 (d)(g)(h)	2	1
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37(d)(g)(h)	14	13
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (d)(g)(h)	2	2
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (d)(g)(h)	3	2
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (d)(g)(h)	4	4
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (d)(g)(h)	7	6
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (d)(g)(h)	3	2
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (d)	446	445
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (d)(g)	1,510	1,511
Class CFX, 3.4949% 12/15/34 (d)(g)	433	432
Class DFX, 3.4949% 12/15/34 (d)(g)	367	365
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (d)(g)	763	744
Class B, 4.181% 11/15/34 (d)	269	265
Class C, 5.205% 11/15/34 (d)	189	188
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	677	825
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,832)		4,889

Municipal Securities - 0.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$101
7.5% 4/1/34	465	654
7.625% 3/1/40	1,640	2,430
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	80
Series 2010 C1, 7.781% 1/1/35	1,030	1,184
Series 2012 B, 5.432% 1/1/42	105	98
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	112	112
4.95% 6/1/23	610	627
5.1% 6/1/33	3,210	3,090
Series 2010-1, 6.63% 2/1/35	1,325	1,409
Series 2010-3:
5.547% 4/1/19	10	10
6.725% 4/1/35	1,350	1,424
7.35% 7/1/35	565	625
Series 2010-5, 6.2% 7/1/21	224	232
Series 2011, 5.877% 3/1/19	1,320	1,346
Series 2013, 3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES
(Cost $13,445)		13,537

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	541	532
Discover Bank:
(Delaware) 3.2% 8/9/21	685	677
3.1% 6/4/20	782	779
KeyBank NA 2.25% 3/16/20	1,500	1,480
PNC Bank NA 2.3% 6/1/20	300	296
RBS Citizens NA 2.5% 3/14/19	404	403
Synchrony Bank 3.65% 5/24/21	789	791
TOTAL BANK NOTES
(Cost $4,998)		4,958
	Shares	Value (000s)

Fixed-Income Funds - 9.2%
Fidelity High Income Central Fund 2 (m)	634,928	$70,858
Fidelity Mortgage Backed Securities Central Fund (m)	2,056,963	216,886
TOTAL FIXED-INCOME FUNDS
(Cost $286,554)		287,744

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.76% (n)	129,498,107	129,524
Fidelity Securities Lending Cash Central Fund 1.76% (n)(o)	3,720,500	3,721
TOTAL MONEY MARKET FUNDS
(Cost $133,236)		133,245
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,706,372)		3,118,583
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,570
NET ASSETS - 100%		$3,126,153

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4.5% 6/1/48
(Proceeds $470)	$(450)	$(470)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	396	June 2018	$53,569	$193	$193

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,522,000 or 0.1% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,597,000 or 0.8% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing - Security is in default.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,340,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd.	5/16/18	$2,602
Centennial Resource Development, Inc. Class A	12/28/16	$760

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,256
Fidelity High Income Central Fund 2	3,401
Fidelity Mortgage Backed Securities Central Fund	3,904
Fidelity Securities Lending Cash Central Fund	288
Total	$8,849

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$68,827	$3,400	$--	$--	$(1,369)	$70,858	8.1%
Fidelity Mortgage Backed Securities Central Fund	169,584	53,189(a)	--	--	(5,887)	216,886	3.0%
Total	$238,411	$56,589	$--	$--	$(7,256)	$287,744

 (a) Includes the value of shares purchased through in-kind transactions.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$293,313	$293,313	$--	$--
Consumer Staples	126,344	119,782	6,562	--
Energy	124,593	124,593	--	--
Financials	279,386	279,386	--	--
Health Care	287,114	281,647	5,467	--
Industrials	214,909	207,472	7,437	--
Information Technology	496,255	494,205	2,050	--
Materials	56,441	56,441	--	--
Real Estate	57,618	55,016	--	2,602
Telecommunication Services	32,519	32,519	--	--
Utilities	56,301	56,301	--	--
Corporate Bonds	248,897	--	248,897	--
U.S. Government and Government Agency Obligations	392,732	--	392,732	--
U.S. Government Agency - Mortgage Securities	2,448	--	2,448	--
Asset-Backed Securities	4,269	--	4,233	36
Collateralized Mortgage Obligations	1,071	--	1,071	--
Commercial Mortgage Securities	4,889	--	4,889	--
Municipal Securities	13,537	--	13,537	--
Bank Notes	4,958	--	4,958	--
Fixed-Income Funds	287,744	287,744	--	--
Money Market Funds	133,245	133,245	--	--
Total Investments in Securities:	$3,118,583	$2,421,664	$694,281	$2,638
Derivative Instruments:
Assets
Futures Contracts	$193	$193	$--	$--
Total Assets	$193	$193	$--	$--
Total Derivative Instruments:	$193	$193	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(470)	$--	$(470)	$--
Total Other Financial Instruments:	$(470)	$--	$(470)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018